united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 8/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FORMULAFOLIOS US EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2016

Shares		Value
	COMMON STOCKS - 47.4%
	AGRICULTURE - 1.4%
22,600	Altria Group, Inc.	$ 1,493,634

	BANKS - 1.3%
39,026	1st Source Corp.	1,381,130

	COMMERCIAL SERVICES - 2.5%
28,525	Robert Half International, Inc.	1,093,363
29,893	Total System Services, Inc.	1,472,230
		2,565,593
	DISTRIBUTION/WHOLESALE - 1.5%
43,971	LKQ Corp. *	1,586,913

	DIVERSIFIED FINANCIAL SERVICES - 0.3%
2,870	MasterCard, Inc.	277,328

	ELECTRIC - 4.9%
96,800	FirstEnergy Corp.	3,168,264
56,000	PPL Corp.	1,947,680
		5,115,944
	ELECTRONICS - 4.4%
25,122	Amphenol Corp.	1,565,352
45,301	FLIR Systems, Inc.	1,396,630
24,738	TE Connectivity Ltd.	1,572,595
		4,534,577
	FOOD - 1.5%
47,065	SpartanNash Co.	1,507,021

	GAS - 3.2%
43,590	UGI Corp.	1,982,473
26,580	Vectren Corp.	1,300,028
		3,282,501
	HAND/MACHINE TOOLS - 1.4%
9,800	Snap-on, Inc.	1,502,242

	HOUSEHOLD PRODUCTS/WARES - 4.1%
19,800	Avery Dennison Corp.	1,533,312
9,050	Clorox Co.	1,185,912
11,517	Kimberly-Clark Corp.	1,474,867
		4,194,091
	HOUSEWARES - 0.5%
7,796	Tupperware Brands Corp.	510,872

	INSURANCE - 4.5%
13,261	Aon PLC	1,476,612
21,931	Donegal Group, Inc.	352,870
14,694	Infinity Property & Casualty Corp.	1,238,117
23,300	Marsh & McLennan Cos., Inc.	1,575,779
		4,643,378
	MACHINERY-DIVERSIFIED - 1.6%
33,000	Xylem, Inc.	1,678,380

	MISCELLANEOUS MANUFACTURING - 1.5%
23,100	Ingersoll-Rand PLC	1,570,569

	OFFICE FURNISHINGS - 1.9%
35,200	HNI Corp.	1,965,568

	RETAIL - 4.9%
61,412	Best Buy Co., Inc.	2,363,134
12,247	Target Corp.	859,617
26,431	Wal-Mart Stores, Inc.	1,888,231
		5,110,982

FORMULAFOLIOS US EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016

Shares		Value
	SEMICONDUCTORS - 3.4%
17,788	KLA-Tencor Corp.	$ 1,231,997
32,231	Texas Instruments, Inc.	2,241,344
		3,473,341
	SOFTWARE - 1.4%
13,654	Fiserv, Inc. *	1,407,045

	WATER - 1.2%
41,943	York Water Co.	1,186,987

	TOTAL COMMON STOCKS (Cost - $47,594,275)	48,988,096

	LIMITED PARTNERSHIPS - 2.7%
	ENTERTAINMENT - 1.4%
24,300	Cedar Fair LP	1,414,260

	PIPELINES - 1.3%
32,047	TransMontaigne Partners LP	1,342,128

	TOTAL LIMITED PARTNERSHIPS (Cost - $2,695,028)	2,756,388

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.5%
35,900	Apartment Investment & Management Co.	1,621,962
	TOTAL REITS (Cost - $1,617,047)

	SHORT-TERM INVESTMENTS - 53.1%
	MONEY MARKET FUND - 53.1%
54,837,993	Fidelity Government Institutional Money Market Fund, Institutional Class, 0.26% **	54,837,993
	TOTAL SHORT-TERM INVESTMENTS (Cost - $54,837,993)

	TOTAL INVESTMENTS - 104.7% (Cost - $106,744,343) (a)	$ 108,204,439
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.7) %	(4,864,366)
	NET ASSETS - 100.0%	$ 103,340,073

* Non-Income producing security
** Interest rate reflects seven-day effective yield on August 31, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $106,744,343 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 2,063,372
	Unrealized depreciation	(603,276)
	Net unrealized appreciation	$ 1,460,096

FORMULAFOLIOS US EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

FORMULAFOLIOS US EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund's assets carried at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 48,988,096	$ -	$ -	$ 48,988,096
Limited Partnerships	2,756,388	-	-	2,756,388
REITS	1,621,962	-	-	1,621,962
Short-Term Investments	54,837,993	-	-	54,837,993
Total	$ 108,204,439	$ -	$ -	$ 108,204,439

The Fund did not hold any Level 2 or Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Underlying Investment in Other Investment Companies
The FormulaFolios US Equity Fund currently seeks to achieve its investment objective by investing a portion of its assets in the Fidelity Institutional Money Market Fund. The Fund may redeem its investments from the Securities at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Securities. The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the Securities N-CSR's available at "www.sec.gov" or in the Fund's website at "www.advisor.fidelity.com". As of August 31, 2016, the percentage of the FormualFolios US Equity Fund's net assets invested in the Fidelity Institutional Money Market Fund was 53.1%.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 10/24/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 10/24/16

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 10/24/16